UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7606

        Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Connecticut Premium Income Municipal Fund (NTC) August 31, 2005

Principal
Amount (000)	Description(1)	Optional Call Provisions*	Ratings**	Market Value

	Consumer Staples - 2.8% (1.9% of Total Investments)
$1,580	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$1,631,903
	2002, 5.375%, 5/15/33
600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 5.500%,	5/11 at 100.00	Baa3	617,832
	5/15/41

	Education and Civic Organizations - 38.4% (26.3% of Total Investments)
	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan
	Program, Series 1996A:
745	5.800%, 11/15/14 (Alternative Minimum Tax) - AMBAC Insured	11/06 at 102.00	AAA	756,816
470	5.875%, 11/15/17 (Alternative Minimum Tax) - AMBAC Insured	11/06 at 102.00	AAA	477,703
415	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/09 at 102.00	AAA	417,901
	Program, Series 1999A, 6.000%, 11/15/18 (Alternative Minimum Tax) - AMBAC Insured
900	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aaa	954,882
	Program, Series 2001A, 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/06 at 102.00	AAA	1,545,390
	Series 1996C, 5.500%, 7/01/16 - MBIA Insured
1,900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/08 at 102.00	AAA	2,012,708
	Series 1998H, 5.000%, 7/01/23 - MBIA Insured
2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series	7/07 at 102.00	AAA	3,101,449
	1997C-1, 5.500%, 7/01/20 - MBIA Insured
2,115	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/15 at 100.00	AAA	2,345,154
	University System, Series 2005H, 5.000%, 11/01/17 - FSA Insured
1,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/09 at 101.00	AAA	1,340,113
	Series 1999I, 5.250%, 7/01/25 - MBIA Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell Memorial	7/09 at 101.00	Aaa	815,775
	Hall, Series 1999A, 5.625%, 7/01/29 - MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	No Opt. Call	AAA	1,111,330
	University System, Series 2003F, 5.000%, 11/01/13 - FSA Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/11 at 101.00	AAA	528,525
	2001G, 5.000%, 7/01/31 - AMBAC Insured
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	A2	710,190
	Series 2001D, 5.500%, 7/01/23
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series	7/14 at 100.00	AAA	1,491,848
	2004H, 5.000%, 7/01/21 - MBIA Insured
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Greenwich Academy, Series	3/11 at 101.00	AAA	474,084
	2001B, 5.000%, 3/01/32 - FSA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford,	7/12 at 101.00	AA	2,128,140
	Series 2002E, 5.250%, 7/01/32 - RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/09 at 100.00	AAA	1,582,800
	2002W, 5.125%, 7/01/27

1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series	7/13 at 100.00	AAA	1,580,745
	2003X-1, 5.000%, 7/01/42
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series	7/13 at 100.00	AAA	982,480
	2003B, 5.000%, 7/01/33 - MBIA Insured
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%, 11/15/19 -	11/12 at 101.00	AAA	1,117,320
	FGIC Insured
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21 - MBIA Insured	2/13 at 100.00	AAA	1,206,557
	University of Connecticut, General Obligation Bonds, Series 2004A:
1,000	5.000%, 1/15/18 - MBIA Insured	1/14 at 100.00	AAA	1,094,710
2,000	5.000%, 1/15/19 - MBIA Insured	1/14 at 100.00	AAA	2,184,880
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 - FSA Insured	2/15 at 100.00	AAA	1,350,174

	Healthcare - 11.4% (7.8% of Total Investments)
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series	7/09 at 101.00	Aaa	2,086,060
	1999G, 5.000%, 7/01/24 - MBIA Insured
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex Health	7/07 at 101.00	Aaa	3,082,530
	Services, Series 1997H, 5.125%, 7/01/27 - MBIA Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health	7/10 at 101.00	AA	2,214,300
	Network, Series 2000A, 6.000%, 7/01/25 - RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series	7/12 at 101.00	AA	547,300
	2002B, 5.500%, 7/01/21 - RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series
	2005B:
800	5.000%, 7/01/20 - RAAI Insured	7/15 at 100.00	Aa3	856,408
500	5.000%, 7/01/23 - RAAI Insured	7/15 at 100.00	Aa3	533,170

	Housing/Multifamily - 3.7% (2.5% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1999D-2,	12/09 at 100.00	AAA	1,049,480
	6.200%, 11/15/41 (Alternative Minimum Tax)
1,865	Williamantic Housing Authority, Connecticut, GNMA Collateralized Multifamily Housing Mortgage	10/05 at 105.00	AAA	1,962,670
	Revenue Bonds, Village Heights Apartments, Series 1995A, 8.000%, 10/20/30

	Housing/Single Family - 1.3% (0.9% of Total Investments)
1,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	1,030,280
	5.300%, 11/15/33 (Alternative Minimum Tax)

	Industrials - 2.2% (1.5% of Total Investments)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern	12/11 at 102.00	Baa2	1,823,658
	Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care - 7.0% (4.8% of Total Investments)
1,300	Connecticut Health and Educational Facilities Authority, FHA-Insured Mortgage Revenue Bonds, Hebrew	8/08 at 102.00	AAA	1,359,748
	Home and Hospital, Series 1999B, 5.200%, 8/01/38
750	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Church	4/07 at 102.00	BBB-	778,493
	Homes Inc. - Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
615	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	9/09 at 102.00	AA	664,397
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured
	Connecticut Development Authority, Revenue Refunding Bonds, Duncaster Inc., Series 1999A:
1,000	5.250%, 8/01/19 - RAAI Insured	2/10 at 102.00	AA	1,062,540
1,000	5.375%, 8/01/24 - RAAI Insured	2/10 at 102.00	AA	1,066,890
800	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	2/06 at 101.00	N/R	809,920
	Center of Connecticut Inc., Series 1994A, 7.000%, 8/15/09

	Tax Obligation/General - 24.5% (16.8% of Total Investments)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2004C, 5.250%, 8/15/14 - MBIA Insured	No Opt. Call	AAA	563,080
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 - FGIC	8/12 at 100.00	Aaa	832,965
	Insured
1,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 - FSA Insured	9/13 at 100.00	AAA	1,111,320
1,900	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.700%, 10/15/10	10/05 at 102.00	BBB	1,943,434
1,110	Connecticut, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 - FGIC Insured	4/14 at 100.00	AAA	1,199,566
820	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/13 - MBIA Insured	No Opt. Call	AAA	911,159
1,385	Danbury, Connecticut, General Obligation Bonds, Series 2004, 5.000%, 8/01/14 - FGIC Insured	No Opt. Call	AAA	1,544,261
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 - FSA Insured	8/15 at 100.00	AAA	848,873
525	4.375%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	534,293
500	Hartford, Connecticut, General Obligation Bonds, Series 2005C, 5.000%, 9/01/17 - MBIA Insured	No Opt. Call	AAA	562,270
400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	427,400
1,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA	No Opt. Call	AAA	1,786,095
	Insured
	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,
	Series 2000:
350	5.500%, 3/15/18 - FSA Insured	3/10 at 101.00	Aaa	384,524
350	5.625%, 3/15/19 - FSA Insured	3/10 at 101.00	Aaa	386,351
350	5.700%, 3/15/20 - FSA Insured	3/10 at 101.00	Aaa	387,058
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%, 3/15/16 -	3/13 at 101.00	Aaa	1,564,528
	AMBAC Insured
2,105	Stratford, Connecticut, General Obligation Bonds, Series 2002, 4.000%, 2/15/15 - FSA Insured	2/12 at 100.00	AAA	2,166,550
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2004B, 5.000%, 4/01/13 - FSA Insured	No Opt. Call	AAA	1,101,220
1,630	Westport, Connecticut, General Obligation Bonds, Series 2003, 4.750%, 2/01/19	2/12 at 100.00	Aaa	1,722,617

	Tax Obligation/Limited - 13.6% (9.3% of Total Investments)
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/09 at 102.00	AAA	2,192,960
	Program, Series 1999C, 5.625%, 7/01/29 - AMBAC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 - AMBAC Insured	12/12 at 100.00	AAA	2,167,880
1,000	5.000%, 12/01/21 - AMBAC Insured	12/12 at 100.00	AAA	1,083,940
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	538,230
	5.000%, 1/01/23 - FGIC Insured
625	Connecticut, Special Obligation Rate Reduction Bonds, Series 2004A, 5.000%, 6/30/11	No Opt. Call	AAA	682,838
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 - FSA Insured	8/12 at 100.00	AAA	2,202,980
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	1,133,450
	10/01/24
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AAA	1,120,670
	10/01/19 - FSA Insured

	Transportation - 1.0% (0.7% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A, 5.125%,	4/11 at 101.00	AAA	784,380
	10/01/26 (Alternative Minimum Tax)- FGIC Insured

	U.S. Guaranteed *** - 20.2% (13.8% of Total Investments)
1,500	Bridgeport, Connecticut, General Obligation Bonds, Series 2000A, 6.000%, 7/15/19 (Pre-refunded to	7/10 at 101.00	AAA	1,704,000

	7/15/10) - FGIC Insured
935	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	993,625
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12	No Opt. Call	AA***	46,170
2,000	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded to 6/15/12)	6/12 at 100.00	AA***	2,257,380
1,500	Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/15/19 (Pre-refunded to 4/15/12)	4/12 at 100.00	AA***	1,678,335
2,525	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/12 at 100.00	AAA	2,783,636
	University System, Series 2003E, 5.000%, 11/01/15 (Pre-refunded to 11/01/12) - FGIC Insured
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AAA	1,121,740
	5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured
1,000	Connecticut, Special Assessment Revenue Bonds, Second Injury Fund, Series 2000A, 5.250%, 1/01/14	1/11 at 101.00	AAA	1,107,920
	(Pre-refunded to 1/01/11) - FSA Insured
1,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20 (Pre-refunded to	10/11 at 100.00	AAA	1,123,550
	10/01/11)
1,000	Hartford, Connecticut, Parking System Revenue Bonds, Series 2000A, 6.400%, 7/01/20 (Pre-refunded	7/10 at 100.00	Baa2***	1,137,630
	to 7/01/10)
300	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.125%, 7/01/30	7/11 at 100.00	AAA	330,411
	(Pre-refunded to 7/01/11) - FSA Insured
1,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,100,990
	10/01/40
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded to	4/12 at 100.00	AAA	1,118,400
	4/01/12) - FSA Insured

	Utilities - 5.5% (3.8% of Total Investments)
1,575	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue Bonds,	No Opt. Call	AAA	1,727,948
	Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	Baa1	1,087,320
	Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon
	Project, Series 1993A:
395	5.500%, 1/01/14 (Alternative Minimum Tax)	1/06 at 100.00	BBB	399,385
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	1/06 at 100.00	BBB	1,292,580

	Water and Sewer - 14.5% (9.9% of Total Investments)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,300,419
1,500	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003B, 5.000%, 10/01/12	No Opt. Call	AAA	1,655,865
2,550	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic Company,	9/06 at 102.00	AAA	2,671,074
	Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
900	5.000%, 11/15/16 - MBIA Insured	11/15 at 100.00	AAA	1,000,674
570	5.000%, 11/15/30 - MBIA Insured	11/15 at 100.00	AAA	614,124
760	5.000%, 11/15/35 - MBIA Insured	11/15 at 100.00	AAA	816,202
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth Series
	2003 A:
1,000	5.000%, 8/01/20 - MBIA Insured	8/13 at 100.00	AAA	1,087,120
1,525	5.000%, 8/01/33 - MBIA Insured	8/13 at 100.00	AAA	1,623,835
1,000	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2003A,	11/13 at 100.00	AA+	1,060,325
	5.000%, 11/15/32

$110,540	Total Long-Term Investments (cost $113,136,268) - 146.1%			119,214,803

Other Assets Less Liabilities - 0.8%	$ 685,612

Preferred Shares, at Liquidation Value - (46.9)%	(38,300,000)

Net Assets Applicable to Common Shares - 100%	$ 81,600,415

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2005, the cost of investments was $113,119,711.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2005, were as follows:

Gross unrealized:
Appreciation	$6,163,145
Depreciation	(68,053)

Net unrealized appreciation of investments	$6,095,092

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         10/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         10/28/05

* Print the name and title of each signing officer under his or her signature.